Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (1,711,607)	$ 1,792,718	$ 4,310,769	$ (1,067,296)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(229)	(639,954)	(719,646)	(4,249,828)
Forgiveness of accounts payable			(3,298,207)
Change in fair value of warrant liability	1,481,087	(2,184,000)	(1,906,250)	1,433,250
Amortization of debt discount on convertible promissory note		31,428	220,000
Change in fair value of conversion option liability		10,000	(220,000)
Deferred tax benefit	(61,278)			(1,764)
Changes in operating assets and liabilities:
Prepaid expenses	(32,917)	(42,375)	(157,483)	87,083
Prepaid income taxes		74,625	118,792	31,964
Accounts payable and accrued expenses	58,776	723,170	787,586	2,341,799
Net cash used in operating activities	(266,168)	(234,388)	(864,439)	(1,424,792)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(62,500)	(1,698,862)	(1,698,862)	(566,288)
Cash withdrawn from Trust Account for redemption of common stock		136,283,492	184,776,163	11,583,473
Cash withdrawn from Trust Account for franchise taxes and income taxes		40,050	326,352	836,205
Net cash (used in) provided by investing activities	(62,500)	134,624,680	183,403,653	11,853,390
Cash Flows from Financing Activities:
Proceeds from promissory note				566,268
Proceeds from convertible promissory notes – related parties	235,000	1,000,000	1,225,000
Redemption of common stock		(136,283,492)	(184,776,163)	(11,583,473)
Payment of offering costs				(8,640)
Net cash provided by (used in) financing activities	297,500	(135,283,492)	(183,551,163)	(11,025,845)
Net Change in Cash	(31,168)	(893,200)	(1,011,949)	(597,247)
Cash – Beginning	49,202	1,061,151	1,061,151	1,658,398
Cash – Ending	18,034	167,951	49,202	1,061,151
Supplementary cash flow information:
Cash paid for income taxes			125,701	525,000
Non-Cash investing and financing activities:
Issuance of warrants in connection with conversion of promissory note	566,288		10,767,828	(1,067,296)
Waiver of a portion of deferred underwriting fee payable	4,750,000		250,000
Amounts returned to Trust Account for excess redemptions previously withdrawn	62,500
Change in value of common stock subject to possible redemption		(349,857)	$ (10,767,828)	$ 1,067,296
Due to stockholders for redemption of common stock		$ 40,000,000